Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2040 Fund	Class R2 Life of Fund	Class R2 1 Year	Class R2 5 Years	Class R2 Inception Date	Class R3 Life of Fund	Class R3 1 Year	Class R3 5 Years	Class R4 Life of Fund	Class R4 1 Year	Class R4 5 Years	Class R5 Life of Fund	Class R5 1 Year	Class R5 5 Years	Class R6 Life of Fund	Class R6 1 Year	Class R6 5 Years	Class R6 Return After Taxes on Distributions Life of Fund	Class R6 Return After Taxes on Distributions 1 Year	Class R6 Return After Taxes on Distributions 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE 2040 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT BLEND 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	JPM SMARTRETIREMENT BLEND 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT BLEND 2040 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	9.61%	12.18%	10.18%	Jul. 02, 2012	9.91%	12.44%	10.46%	10.19%	12.75%	10.74%	10.31%	12.88%	10.90%	10.38%	13.01%	11.00%	9.27%	12.41%	9.81%	7.91%	7.83%	8.21%	10.44%	13.37%	10.95%	10.64%	12.94%	11.18%